Subsequent Events (Details) - USD ($) $ in Millions							9 Months Ended
	Nov. 14, 2022	Oct. 18, 2022	Apr. 07, 2022	Feb. 22, 2022	Feb. 18, 2022	Jan. 19, 2022	Sep. 30, 2022	Feb. 23, 2022	Jan. 20, 2022	Dec. 31, 2021	Feb. 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Long-term debt							$ 982	$ 951		$ 5,545	$ 6,200	$ 5,545
Net assets held for sale										155
Rig asset derecognized				$ 175
Financial liability, rig asset derecognized				161
NSNCo
Subsequent Event [Line Items]
Ownership interest prior to disposal											100.00%
NSNCo | NSNCo Noteholders
Subsequent Event [Line Items]
Ownership interest prior to disposal							35.00%		65.00%
Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt				5,662						$ 5,700		$ 5,700
Subsequent Event
Subsequent Event [Line Items]
Long-term debt				908
Plan of reorganization, new financing raised				350
Rig asset derecognized				175
Financial liability, rig asset derecognized				158
Subsequent Event | Secured Second Lien Debt Facility
Subsequent Event [Line Items]
Repayments of long term lines of credit	$ 269	$ 204					$ 473
Subsequent Event | Secured Second Lien Debt Facility | Debt Instrument Principal Portion
Subsequent Event [Line Items]
Repayments of long term lines of credit	250	192					$ 442
Subsequent Event | Secured Second Lien Debt Facility | Debt Instrument Exit Fee
Subsequent Event [Line Items]
Repayments of long term lines of credit	13	10
Subsequent Event | Secured Second Lien Debt Facility | Debt Instrument Accrued Interest
Subsequent Event [Line Items]
Repayments of long term lines of credit	$ 6	2
Subsequent Event | Jackup Sale
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration		670
Disposal group, including discontinued operation, initial consideration		628
Disposal group, including discontinued operation, reimbursements		50
Escrow deposit		8
Subsequent Event | Jack up Rigs [Member]
Subsequent Event [Line Items]
Proceeds from sale of oil and gas property and equipment		670
Initial consideration received		628
Reimbursement of working capital and project costs		50
Escrow deposit		8
Gain on sale of property		$ 276
Subsequent Event | West Venture
Subsequent Event [Line Items]
Disposals						$ 7
Subsequent Event | Forecast | Sevan Driller
Subsequent Event [Line Items]
Disposals			$ 18
Subsequent Event | Forecast | Sevan Brasil
Subsequent Event [Line Items]
Disposals				6
Subsequent Event | Minimum
Subsequent Event [Line Items]
Interim transition bareboat agreement period					6 months
Subsequent Event | Maximum
Subsequent Event [Line Items]
Interim transition bareboat agreement period					9 months
Subsequent Event | NSNCo
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners									35.00%
Subsequent Event | NSNCo | NSNCo Noteholders
Subsequent Event [Line Items]
Ownership interest prior to disposal									65.00%
Subsequent Event | Credit Facility Maturing 2027
Subsequent Event [Line Items]
Long-term debt				$ 683